Annual Operating Expenses - VIPFundsManager3040Portfolios-InvestorClassComboPRO - VIPFundsManager3040Portfolios-InvestorClassComboPRO - VIP FundsManager 40% Portfolio - VIP FundsManager 40% Portfolio - Investor Class
	Apr. 07, 2023
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Acquired fund fees and expenses	0.55%
Total annual operating expenses	0.70%
Fee waiver and/or expense reimbursement	0.05%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.65%

[1]	A Based on estimated amounts for the current fiscal year.
[2]	B Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2025 .